Redeemable Noncontrolling Interest of the Trust (Colonial Properties Trust)	12 Months Ended
Dec. 31, 2012
Colonial Properties Trust
Redeemable Noncontrolling Interest
Noncontrolling Interest Disclosure [Text Block]
Redeemable Noncontrolling Interests of the Trust
Redeemable noncontrolling interests – Common units, as presented on the Trust's consolidated balance sheets, represent the limited partner interests in CRLP held by individuals and entities other than the Trust, at the greater of the closing market price of the Trust's common shares or the aggregate value of the individual partners' capital balances, as of the applicable date. At December 31, 2012 and December 31, 2011, the value of these redeemable noncontrolling interests was $162.1 million and $159.6 million, respectively, based on the closing price of the Trust's common shares of $21.37 and $20.86, respectively, on those dates.
Each common unit may be redeemed by the holder thereof for either cash equal to the fair market value of one common share of the Trust at the time of such redemption or, at the option of the Trust, one common share of the Trust. During the years ended December 31, 2012 and 2011, holders redeemed 16,636 and 130,142 units, respectively, in exchange for an equal number of the Trust's common shares.